ACQUISITIONS - Fair value of the purchase consideration - Delivery Circle (Details) - Delivery Circle LLC	Aug. 05, 2024 USD ($)
ACQUISITIONS
Cash	$ 520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
Total consideration	$ 2,383,010